Offsets	Sep. 15, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Orla Mining Ltd
Form or Filing Type	F-10
File Number	333-271236
Initial Filing Date	Apr. 13, 2023
Fee Offset Claimed	$ 24,586.72
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	200,860,000
Termination / Withdrawal Statement	The Registrant previously registered securities having a maximum aggregate initial offering price not to exceed $235,860,000, pursuant to a Registration Statement on Form F-10 (File No. 333-252957) filed on February 10, 2021, as amended by Amendment No. 1 to the Registration Statement on Form F-10 (File No. 333-252957) filed on March 12, 2021 (together, the "2021 Registration Statement"). In connection with the filing of the 2021 Registration Statement, the Registrant made a contemporaneous fee payment of $25,733. $200,860,000 of securities remained unutilized under the 2021 Registration Statement. The Registrant subsequently registered securities having a maximum aggregate initial offering price not to exceed $223,110,000 pursuant to a Registration Statement on Form F-10 (File No. 333-271236) filed on April 13, 2023 (the "2023 Registration Statement"). In connection with the 2023 Registration Statement, the Registrant paid a registration fee of $24,586.72 comprised of (i) $21,915 in offset from the fee related to the unsold securities pursuant to the 2021 Registration Statement and (ii) a $2,671.72 contemporaneous fee payment. No securities were sold under the 2023 Registration Statement. Pursuant to Rule 457(p) under the Securities Act, a registration fee credit of $24,586.72 is available to offset against the current registration fee for this Registration Statement. As the total filing fee required for this Registration Statement is $33,166.05, taking into consideration the available offset of $24,586.72, an additional amount of $8,579.33 will be paid herewith. The Registrant has terminated or completed any offerings that included the unsold securities under the 2023 Registration Statement and the 2021 Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Orla Mining Ltd
Form or Filing Type	F-10
File Number	333-271236
Filing Date	Apr. 13, 2023
Fee Paid with Fee Offset Source	$ 2,671.72
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Orla Mining Ltd
Form or Filing Type	F-10
File Number	333-252957
Filing Date	Feb. 10, 2021
Fee Paid with Fee Offset Source	$ 21,915.00